Share-based Option Plan - Sumary of stock prurchase plan - phantom (Detail) - Stock purchase plan - R$ / shares				36 Months Ended
	Aug. 17, 2021	Apr. 30, 2020	Aug. 07, 2018	Aug. 17, 2021	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total of Granted Shares				6,137,400
Total of shares outstanding					181,011
Total options available for exercise				181,011
August 7, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option exercise price (in reais)			R$ 20.43
Average fair value of option			R$ 0.04
Historical volatility			75.80%
Expected dividend as percentage, share options granted			0.00%
Risk free interest rate, share options granted			15.40%
Exercise rate per tranche			25.00%
Remaining term of the vesting period			0 years
Purchasing period up to (years)			4 years
Total of Granted Shares			707,400
Total of shares outstanding					53,520
Total options available for exercise			53,520
April 30, 2020 first award
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option exercise price (in reais)		R$ 10.35
Average fair value of option		R$ 0.22
Historical volatility		75.80%
Expected dividend as percentage, share options granted		0.00%
Risk free interest rate, share options granted		15.40%
Exercise rate per tranche		33.30%
Remaining term of the vesting period		0 years
Purchasing period up to (years)		3 years
Total of Granted Shares		3,250,000
Total of shares outstanding					99,761
Total options available for exercise		99,761
April 30, 2020 second award
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option exercise price (in reais)		R$ 10.35
Average fair value of option		R$ 0.47
Historical volatility		75.70%
Expected dividend as percentage, share options granted		0.00%
Risk free interest rate, share options granted		15.70%
Exercise rate per tranche		25.00%
Remaining term of the vesting period		0 years
Purchasing period up to (years)		4 years
Total of Granted Shares		1,600,000
Total of shares outstanding					26,300
Total options available for exercise		26,300
August 17, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option exercise price (in reais)	R$ 33.99
Average fair value of option	R$ 0.16
Historical volatility	75.00%
Expected dividend as percentage, share options granted	0.00%
Risk free interest rate, share options granted	15.70%
Exercise rate per tranche	25.00%
Remaining term of the vesting period	7 months 6 days
Purchasing period up to (years)	4 years
Total of Granted Shares	580,000
Total of shares outstanding					1,430
Total options available for exercise	1,430